Note 12 - Nonrecourse Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Nonrecourse Debt [Abstract]
Schedule of Debt [Table Text Block]
	March 31, 2014	December 31, 2013 *
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract.	$617,266	$689,501

Note payable to bank, due in April 2026, payable in semi-annual payments of principal and interest. Interest rate floats at 6-month LIBOR plus 3.25 basis points totaling approximately 3.60% at both March 31, 2014 and December 31, 2013, with 75% of the loan balance subject to an interest rate swap arrangement, which fixes this portion of the debt at approximately 6.96% through March 31, 2014 and December 31, 2013; collateralized by all Valley View wind farm project assets; note was refinanced in March 2014	-	9,177,788

Note payable to bank, due in September 2026, payable in quarterly payments of principal and interest. Approximately 85% of the loan balance currently carries a fixed rate of 5.39%. Approximately 15% of the loan balance carries a variable interest rate at 300 basis points over the one month LIBO rate (currently 3.16%) ; interest rates will increase by 25 basis points (.25%) every three years ; collateralized by all Valley View wind farm project assets	9,750,000	-
Total nonrecourse debt	10,367,266	9,867,289
Less current portion	(875,739)	(834,555)
Long-term portion	$9,491,527	$9,032,734

	December 31, 2013	December 31, 2012
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract.	$689,501	$969,352

Note payable to bank, due in April 2026, payable in semi-annual payments of principal and interest. Interest rate floats at 6-month LIBOR plus 3.25% totaling approximately 3.60% and 3.79% at December 31, 2013 and 2012, respectively, with 75% of the loan balance subject to an interest rate swap arrangement, which fixes this portion of the debt at approximately 6.96% at both December 31, 2013 and 2012; collateralized by all Valley View wind farm project assets; see Note 13 and Note 28 for interest rate swap disclosure.	9,177,788	9,681,758
Total nonrecourse debt	9,867,289	10,651,110
Less current portion	(834,555)	(784,606)
Long-term portion	$9,032,734	$9,866,504

Schedule Of Maturities Of Long Term Nonrecourse Debt [Table Text Block]
For the period ended December 31,

2014	$834,555
2015	888,267
2016	632,929
2017	569,060
2018	605,310
Thereafter	6,337,168
Total	$9,867,289